SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Interest paid	$ 1,487	$ 0
Income taxes paid	0	0
Interest and income tax	$ 1,487	$ 0